INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment property [abstract]
Additions from acquisitions and business combinations, investment property	$ 21,400	$ 14,500
Dispositions	(4,430)	(15,017)
Rental income from investment property	6,200	5,700
Direct operating expense from investment property	$ 2,900	$ 2,600